Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0000750577
Entity Registrant Name	HANCOCK WHITNEY CORPORATION
Amendment Flag	false
EBP 003
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Central Index Key	0000750577
Entity Registrant Name	HANCOCK WHITNEY CORPORATION
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31